CASH, CASH EQUIVALENTS AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2020
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
CASH, CASH EQUIVALENTS AND RESTRICTED CASH

4. CASH, CASH EQUIVALENTS AND RESTRICTED CASH

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the consolidated statements of cash flows.

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Cash and cash equivalents	211,436	157,600	118,821
Restricted cash	30,072	—	824
Total cash, cash equivalents, and restricted cash shown in the consolidated statements of cash flows	241,508	157,600	119,645